N-6	Jun. 14, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	C.M. Life Variable Life Separate Account I
Entity Central Index Key	0000943863
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Small/Mid-Cap Blend	Fidelity® VIP Extended Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.37%	17.11%	11.02%	—
Large Cap Blend	Fidelity® VIP Index 500 Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.19%	26.07%	15.45%	11.81%
International/Global	Fidelity® VIP International Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.41%	15.88%	6.89%	—
Large Cap Blend	Fidelity® VIP Total Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.36%	25.71%	14.73%	—

Portfolio Companies [Table Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Small/Mid-Cap Blend	Fidelity® VIP Extended Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.37%	17.11%	11.02%	—
Large Cap Blend	Fidelity® VIP Index 500 Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.19%	26.07%	15.45%	11.81%
International/Global	Fidelity® VIP International Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.41%	15.88%	6.89%	—
Large Cap Blend	Fidelity® VIP Total Market Index Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.36%	25.71%	14.73%	—

Fidelity® VIP Extended Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	17.11%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Index 500 Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio (Service Class)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	26.07%
Average Annual Total Returns, 5 Years [Percent]	15.45%
Average Annual Total Returns, 10 Years [Percent]	11.81%
Fidelity® VIP International Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	6.89%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Total Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Total Market Index Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	25.71%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]